UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period:  03/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2011
Shares				Market Value

	COMMON STOCK - 50.4%
	BEVERAGES - 1.0%
22,000	SkyPeople Fruit Juice, Inc. *			$ 97,020

	BIOTECHNOLOGY - 0.8%
10,000	Celera Corp. *			81,100

	COMMERCIAL SERVICES - 1.2%
166,300	Hooper Holmes, Inc. *			123,062

	COMPUTERS - 4.7%
2,500	IBM Corp.			407,675
44,726	Rainmaker Systems, Inc. *			57,697
				465,372
	FOOD - 1.8%
10,000	Sara Lee Corp.			176,700

	FOREST PRODUCTS & PAPER - 3.0%
3,200	Domtar Corp.			293,696

	INTERNET - 3.3%
10,500	eBay, Inc. *			325,920

	MINING - 6.6%
30,000	North American Palladium Ltd. *			194,700
3,600	Silver Wheaton Corp.			156,096
25,000	Yamana Gold, Inc.			307,750
				658,546
	MISCELLANEOUS MANUFACTURING - 1.6%
50,600	Eastman Kodak Co. *			163,438

	OFFICE/BUSINESS EQUIPMENT - 2.1%
20,000	Xerox Corp.			213,000

	OIL & GAS - 8.1%
700	Chevron Corp.			75,201
3,000	ConocoPhillips			239,580
80,000	Constellation Energy Partners LLC *			180,000
2,500	Enerplus Corp.			79,150
7,000	PetroBakken Energy Ltd.			133,000
11,100	Provident Energy Ltd.			102,897
				809,828
	PHARMACEUTICALS - 3.3%
12,500	Bristol-Myers Squibb Co.			330,375

	REITS - 1.0%
6,750	Whiterock Real Estate Investment Trust *			95,918

	SEMICONDUCTORS - 1.4%
12,000	Micron Technology, Inc. *			137,520

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
Shares				Market Value

	SOFTWARE - 5.8%
25,000	Bridgewater Systems Corp. *			$ 227,750
4,000	Microsoft Corp.			101,440
42,000	Novell, Inc. *			249,060
				578,250
	TELECOMMUNICATIONS - 4.7%
4,250	Cisco Systems, Inc.			72,887
4,500	Motorola Mobility Holdings, Inc. *			109,800
3,000	Motorola Solutions, Inc. *			134,070
33,000	Sprint Nextel Corp. *			153,120
				469,877

	TOTAL COMMON STOCK ( Cost - $4,657,112)			5,019,622

	EXCHANGE TRADED FUNDS - 6.7%
	ASSET ALLOCATION FUND - 1.0%
4,000	WisdomTree Dreyfus Chinese Yuan Fund *			101,440

	COMMODITY FUND - 2.2%
3,700	iShares Silver Trust *			136,123
7,000	Sprott Physical Gold Trust *			88,480
				224,603
	EQUITY FUND - 1.6%
5,300	iPATH S&P 500 VIX Short-Term Futures ETN *			155,608

	INVERSE DEBT FUND - 1.9%
5,000	ProShares UltraShort 20+ Year Treasury *			187,200

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $613,300)			668,851

	INVESTMENT COMPANIES - 14.0%
	CLOSED-END FUNDS - 14.0%
16,000	Aberdeen Asia-Pacific Income Fund, Inc.			110,880
11,155	Aberdeen Global Income Fund, Inc.			144,457
8,000	Canadian Convertible Debenture Fund			89,932
7,400	Canadian Energy Convertible Debenture Fund			77,550
20,000	Cohen & Steers Infrastructure Fund, Inc.			353,000
5,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund			52,900
10,000	Faircourt Gold Income Corp.			108,194
5,500	First Asset Diversified Convertible Debenture Fund			104,066
18,000	S&P Quality Rankings Global Equity Managed Trust			249,840
7,256	Swiss Helvetia Fund, Inc.			100,278
	TOTAL INVESTMENT COMPANIES ( Cost - $1,235,242)			1,391,097

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011
Principle Amount		Coupon Rate (%)	Maturity	Market Value

	BONDS & NOTES - 2.2%
	MISCELLANEOUS MANUFACTURING - 2.2%
250,000	Eastman Kodak Co.	7.00	4/1/2017	$ 222,813
	TOTAL BONDS & NOTES ( Cost - $224,688)

	TOTAL INVESTMENTS - 73.3% ( Cost - $6,730,342) (a)			$ 7,302,383
	OTHER ASSETS LESS LIABILITIES - 26.7%			2,666,737
	NET ASSETS - 100.0%			$ 9,969,120

* Non-Income producing security.
REIT - Real Estate Investment Trust
ETN - Exchange Traded Note

(a) Represents cost for financial purposes.  Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 779,179
		Unrealized depreciation		(207,138)
		Net unrealized appreciation		$ 572,041

Contract **				Market Value
	WRITTEN OPTIONS - (0.2) %
	CALL OPTIONS
15	EBAY, Inc., April 2011 @ $32			$ 540
20	EBAY, Inc., May 2011 @ $31			3,240
11	IBM Corp., April 2011 @ $165			1,342
20	Micron Technology, Inc., July 2011 @ $10			4,060
10	IShares Silver Trust, April 2011 @ $37			890
15	Silver Wheaton Corp, April 2011 @ $45			1,545
20	Domtar Corp, April 2011 @ $90			7,200
	TOTAL OPTIONS WRITTEN - Proceeds ($15,494)			$ 18,817

** Each Option contract allows the holder to purchase 100 shares of the underlying security from the Fund at the stated exercise price.

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or
indirectly.These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of March 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 5,019,622	$ -	$ -	$ 5,019,622
Exchange Traded Funds	668,851	-	-	668,851
Investment Companies	1,391,097	-		1,391,097
Bond & Notes	-	222,813	-	222,813
Total	$ 7,079,570	$ 222,813	$ -	$ 7,302,383
Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 18,817	-	-	$ 18,817
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/25/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

05/25/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

05/25/11